PREFERRED SHARES	12 Months Ended
Dec. 31, 2019
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
PREFERRED SHARES	PREFERRED SHARES

at December 31, 2019	Number of Shares Outstanding	Current Yield		Annual Dividend Per Share[1,2]	Redemption Price Per Share	Redemption and Conversion Option Date	Right to Convert Into	Carrying Value December 31
								2019	2018	2017
	(thousands)							(millions of Canadian $)[3]

Cumulative First Preferred Shares
Series 1	14,577	3.479%		$0.86975	$25.00	December 31, 2024	Series 2	360	233	233
Series 2	7,423	Floating	[4]	Floating	$25.00	December 31, 2024	Series 1	179	306	306
Series 3	8,533	2.152%		$0.538	$25.00	June 30, 2020	Series 4	209	209	209
Series 4	5,467	Floating	[4]	Floating	$25.00	June 30, 2020	Series 3	134	134	134
Series 5	12,714	2.263%		$0.56575	$25.00	January 30, 2021	Series 6	310	310	310
Series 6	1,286	Floating	[4]	Floating	$25.00	January 30, 2021	Series 5	32	32	32
Series 7	24,000	3.903%	[5]	$0.975752	$25.00	April 30, 2024	Series 8	589	589	589
Series 9	18,000	3.762%	[5]	$0.9405	$25.00	October 30, 2024	Series 10	442	442	442
Series 11	10,000	3.80%		$0.95	$25.00	November 30, 2020	Series 12	244	244	244
Series 13	20,000	5.50%		$1.375	$25.00	May 31, 2021	Series 14	493	493	493
Series 15	40,000	4.90%		$1.225	$25.00	May 31, 2022	Series 16	988	988	988
								3,980	3,980	3,980

1
Each of the even-numbered series of preferred shares, if in existence, will be entitled to receive floating rate cumulative quarterly preferential dividends per share at an annualized rate equal to the 90-day Government of Canada Treasury bill rate (T-bill rate) plus 1.92 per cent (Series 2), 1.28 per cent (Series 4), 1.54 per cent (Series 6), 2.38 per cent (Series 8), 2.35 per cent (Series 10), 2.96 per cent (Series 12), 4.69 per cent (Series 14) and 3.85 per cent (Series 16). These rates reset quarterly with the then current T-Bill rate.

2
The odd-numbered series of preferred shares, if in existence, will be entitled to receive fixed rate cumulative quarterly preferential dividends, which will reset on the redemption and conversion option date and every fifth year thereafter, at an annualized rate equal to the then five-year Government of Canada bond yield plus 1.92 per cent (Series 1), 1.28 per cent (Series 3), 1.54 per cent (Series 5), 2.38 per cent (Series 7), 2.35 per cent (Series 9), 2.96 per cent (Series 11), 4.69 per cent, subject to a minimum of 5.50 per cent (Series 13) and 3.85 per cent, subject to a minimum of 4.90 per cent (Series 15).

3	Net of underwriting commissions and deferred income taxes.

4
The floating quarterly dividend rate for the Series 2 preferred shares is 3.572 per cent for the period starting December 31, 2019 to, but excluding, March 30, 2020. The floating quarterly dividend rate for the Series 4 preferred shares is 2.932 per cent for the period starting December 31, 2019 to, but excluding, March 30, 2020. The floating quarterly dividend rate for the Series 6 preferred shares is 3.164 per cent for the period starting October 30, 2019 to, but excluding, January 30, 2020. These rates will reset each quarter going forward.

5
No Series 7 or 9 preferred shares were converted on the April 30, 2019 or October 30, 2019 conversion option dates, respectively. As a result, the fixed rate dividend decreased for Series 7 from 4.00 per cent to 3.903 per cent on April 30, 2019 and for Series 9 from 4.250 per cent to 3.762 per cent on October 30, 2019, and are due to reset on every fifth anniversary thereafter.

The holders of preferred shares are entitled to receive a fixed cumulative quarterly preferential dividend as and when declared by the Board with the exception of Series 2, Series 4 and Series 6 preferred shares. The holders of Series 2, Series 4 and Series 6 preferred shares are entitled to receive quarterly floating rate cumulative preferential dividends as and when declared by the Board. The holders will have the right, subject to certain conditions, to convert their first preferred shares of a specified series into first preferred shares of another specified series on the conversion option date and every fifth anniversary thereafter as indicated in the table above.
TC Energy may, at its option, redeem all or a portion of the outstanding preferred shares for the redemption price per share, plus all accrued and unpaid dividends on the applicable redemption option date and on every fifth anniversary thereafter. In addition, Series 2, Series 4 and Series 6 preferred shares are redeemable by TC Energy at any time other than on a designated date for $25.50 per share plus all accrued and unpaid dividends on such redemption date.
On December 31, 2019, 173,954 Series 1 preferred shares were converted, on a one-for-one basis, into Series 2 preferred shares and 5,252,715 Series 2 preferred shares were converted, on a one-for-one basis, into Series 1 preferred shares.